RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10 – Related Party Transactions

As of August 31, 2016 and May 31, 2016, the Company owed the amount of $37,500 and $250,000, respectively, to Jeffrey Binder, its President and Chief Executive Officer, for accrued salary. In July 2016, unpaid accrued salary in the amount of $250,000 was transferred to a Convertible Promissory Note due to Mr. Binder (see note 11).

As of August 31, 2016 and May 31, 2016, the Company had accrued salary due to Michael Abrams, a former officer of the Company prior to his September 1, 2015 termination, in the amount of $16,250.

As of August 31, 2016 and May 31, 2016, the Company had related party payables in the amount of $17,930 due to officers and directors related to expenses paid on behalf of the Company. The Company accrued interest at the rate of 6% per annum on these liabilities, and recorded interest expense on these liabilities in the amounts of $271 and $271 during the three months ended August 31, 2016 and 2015, respectively.  These interest accruals were charged to additional paid-in capital.

As of August 31, 2016, the Company had a related party payable in the amount of $4,697 due to Alan Bonsett, the Company’s COO, for expenses paid on behalf of the Company.

On April 17, 2015, CLS Labs Colorado, Inc. (“CLS Labs Colorado”), a wholly owned subsidiary of CLS Labs, loaned $500,000 (the “Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”), to be used by PRH in connection with the financing of the building out, equipping, and development of a grow facility by PRH that will be operated by a licensed third-party marijuana grower.  Pursuant to the Note, as amended by the parties effective June 30, 2015,  October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017 (the “Payment Date”) and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing on the Payment Date and continuing until paid in full.  All remaining outstanding principal and any accumulated unpaid interest due under the Note will be due and payable on the fifth anniversary of the Payment Date.  In the event of default as defined in the agreements related to the Note, all amounts under the Note shall become at once due and payable.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.  This receivable is recorded on the balance sheet as of August 31, 2016 and May 31, 2016, $0, net of a reserve in the amount of $500,000.

On April 17, 2015, prior to Alan Bonsett’s appointment as Chief Operating Officer, the Company, through CLS Labs Colorado, entered into an arrangement with PRH (the “Colorado Arrangement”) to, among other things, (i) license its proprietary technology, methods and processes to PRH in Colorado in exchange for a fee; (ii) sub-lease warehouse and office space in Denver, Colorado to PRH where PRH can grow, extract and process cannabis and other plant products in exchange for lease payments totaling an aggregate of $1,067,067 over a seventy-two (72) month term; (iii) build a processing facility and lease such facility, including equipment, to PRH in exchange for a monthly fee; and (iv) loan $500,000 to PRH to be used by PRH in connection with its financing of the building out, equipping, and development of a marijuana grow facility. Mr. Bonsett, as an owner of PRH, will indirectly receive the benefits of the Colorado Arrangement.  PRH entered into an arrangement with a third-party grower to grow marijuana at a location that is contiguous to PRH’s leased real property.  The grower obtained zoning approval, a certificate of occupancy to begin planting cannabis and operating the grow facility, and a Colorado Retail Marijuana Cultivation Facility License before commencing planting in December 2015, and the grow facility is now fully operational.

Additionally, upon Mr. Bonsett’s employment on August 1, 2015 to serve as the Company’s Chief Operating Officer, he received a one-time signing bonus of 250,000 (post Reverse-Split) shares of restricted common stock of the Company, with a fair value of $327,500, which became fully vested one year from the effective date of the agreement.

Related Party Notes Payable

The Company has convertible notes payable and notes payable outstanding to Jeffrey Binder, an officer and director, and to Frank Koretsky, a director; see note 11.

During the three months ended August 31, 2016 the Company issued a $150,000 convertible note payable to CLS CO 2016, LLC an entity affiliated with Frank Koretsky, a director of the Company, see note 11.

NOTE 10 - RELATED PARTY TRANSACTIONS

As of May 31, 2016 and 2015, the Company owed the amount of $250,000 and $106,250, respectively, to Jeffrey Binder, its President and Chief Executive Officer, for accrued salary. In July 2016, the amount of $250,000 was transferred from accrued salary to a Convertible Promissory Note due to Mr. Binder (see note 17).

As of May 31, 2016, the Company had accrued salary due to Michael Abrams, a former officer of the Company, prior to his September 1, 2015 termination, in the amount of $16,290 in accrued compensation on the accompanying consolidated balance sheets.

As of May 31, 2016 and 2015 the Company had amounts due to related parties of $17,930 and $18,455, respectively, representing expenses paid by officers and directors on behalf of the Company. The Company accrued  interest at the rate of 6% per annum on these liabilities, and recorded interest expense on these liabilities in the amounts of $1,078  and $716 during the twelve months ended  May 31, 2016 and 2015, respectively.  These interest accruals were charged to additional paid-in capital.

During the year ended May 31, 2015, three founding shareholders were each issued 5,000,000 (post Reverse Split) common shares for a total of 15,000,000 (post Reverse Split) founder shares.  The transaction was valued at $1,000,000.  The Company received cash proceeds of $1,000,000 from two shareholders and intellectual property from a third shareholder.  Due to the related party nature, no value was assigned to the intellectual property exchanged for stock.

On April 17, 2015, CLS Labs Colorado, Inc. (“CLS Labs Colorado”), a wholly owned subsidiary of CLS Labs, loaned $500,000 (the “Note”) to Picture Rock Holdings, LLC, a Colorado limited liability company (“PRH”), to be used by PRH in connection with the financing of the building out, equipping, and development of a grow facility by PRH that will be operated by a licensed third-party marijuana grower.  Pursuant to the Note, as amended by the parties effective June 30, 2015,  October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement is anticipated to occur in the first quarter of 2017 (the “Payment Date”) and continuing until paid in full. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing on the Payment Date and continuing until paid in full.  All remaining outstanding principal and any accumulated unpaid interest due under the Note will be due and payable on the fifth anniversary of the Payment Date.  In the event of default as defined in the agreements related to the Note, all amounts under the Note shall become at once due and payable.  During the year ended May 31, 2015, the Company recorded an impairment related to the note receivable in the amount of $500,000.  This receivable is recorded on the balance sheet as of May 31, 2016 and 2015, $0, net of a reserve in the amount of $500,000.

On April 17, 2015, prior to Alan Bonsett’s appointment as Chief Operating Officer, the Company, through CLS Labs Colorado, entered into an arrangement with PRH (the “Colorado Arrangement”) to, among other things, (i) license its proprietary technology, methods and processes to PRH in Colorado in exchange for a fee; (ii) sub-lease warehouse and office space in Denver, Colorado to PRH where PRH can grow, extract and process cannabis and other plant products in exchange for lease payments totaling an aggregate of $1,067,067 over a seventy-two (72) month term; (iii) build a processing facility and lease such facility, including equipment, to PRH in exchange for a monthly fee; and (iv) loan $500,000 to PRH to be used by PRH in connection with its financing of the building out, equipping, and development of a marijuana grow facility. Mr. Bonsett, as an owner of PRH, will indirectly receive the benefits of the Colorado Arrangement.  PRH entered into an arrangement with a third-party grower to grow marijuana at a location that is contiguous to PRH's leased real property.  The grower obtained zoning approval, a certificate of occupancy to begin planting cannabis and operating the grow facility, and a Colorado Retail Marijuana Cultivation Facility License before commencing planting in December 2015, and the grow facility is now fully operational.

Additionally, upon Mr. Bonsett’s employment on August 1, 2015 to serve as the Company’s Chief Operating Officer, he received a one-time signing bonus of 250,000 (post Reverse-Split) shares of restricted common stock of the Company, with a fair value of $327,500, which became fully vested one year from the effective date of the agreement (see note 15).

Related Party Notes Payable

The Company has convertible notes payable and notes payable outstanding to Jeffrey Binder, an officer and director, and to Frank Koretsky, a director (see note 12).